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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Bermuda: 2.1%
1,473,134		Tyco Electronics Ltd.	$48,819,661
1,300,000		XL Capital Ltd.	23,257,000
			72,076,661
		Brazil: 4.6%
192,259	L	Brasil Telecom Participacoes SA ADR	15,026,963
4,917,771	L	Centrais Eletricas Brasileiras SA ADR - Class A	95,122,969
3,542,186	L	Contax Participacoes SA ADR	4,485,824
22,886		Tele Norte Celular Participacoes SA ADR	467,790
1,130,854	L	Tele Norte Leste Participacoes SA ADR	26,699,463
34,858	L	Telemig Celular Participation SA ADR	2,025,250
220,358	L	Tim Participacoes SA ADR	5,949,666
1,193,046	@, L	Vivo Participacoes SA ADR	6,788,432
			156,566,357
		Canada: 0.8%
3,464,370	@, L	Nortel Networks Corp.	26,467,787
			26,467,787
		France: 11.2%
12,675,820	@	Alcatel SA	75,821,548
861,236		Carrefour SA	43,986,957
1,356,000		Credit Agricole SA	28,872,937
2,615,462		France Telecom SA	82,698,221
2,413,800	L	Natixis	19,517,111
1,905,550		Sanofi-Aventis	133,757,058
			384,653,832
		Germany: 5.5%
8,786,319		Deutsche Telekom AG	152,096,321
389,300	L	Hypo Real Estate Holding AG	10,884,297
3,113,300	@	Infineon Technologies AG	23,373,483
530,090	@, L	Qimonda AG ADR	954,162
			187,308,263
		Italy: 3.6%
10,135,782		Intesa Sanpaolo S.p.A.	56,920,110
9,779,185		Telecom Italia S.p.A.	17,551,859
35,875,700		Telecom Italia S.p.A. RNC	48,438,043
			122,910,012
		Japan: 30.0%
2,488,400		Aiful Corp.	25,769,249
701,000		Akita Bank Ltd.	2,914,295
1,092,400		Astellas Pharma, Inc.	47,366,289
1,892,000		Dai Nippon Printing Co., Ltd.	26,036,205
1,039,736		Daiichi Sankyo Co., Ltd.	31,042,808
908,900		Fuji Photo Film Co., Ltd.	28,569,605
6,196,700		Hitachi Ltd.	44,669,870
1,141,300		Millea Holdings, Inc.	42,820,884
12,220,600		Mitsubishi UFJ Financial Group, Inc.	107,911,193
2,765,400	@	Mitsui Sumitomo Insurance Group Holdings, Inc.	91,662,173
4,006,000		Mitsui Trust Holdings, Inc.	24,933,824
18,274		Mizuho Financial Group, Inc.	87,499,748
8,200,000		NEC Corp.	44,899,090
20,993		Nippon Telegraph & Telephone Corp.	106,657,029
1,111,500		Ono Pharmaceutical Co., Ltd.	61,230,955
777,300		Rohm Co., Ltd.	44,384,661
1,585,400		Seven & I Holdings Co., Ltd.	48,484,811
872,700		Sony Corp.	33,001,275
8,869		Sumitomo Mitsui Financial Group, Inc.	68,811,970
270,000		Taisho Pharmaceutical Co., Ltd.	5,582,018
1,891,600	L	Takefuji Corp.	25,885,246
481,900		TDK Corp.	28,808,968
			1,028,942,166
		Mexico: 2.1%
1,841,720	L	Telefonos de Mexico SA de CV ADR	46,411,344
1,841,720	@, L	Telmex Internacional SAB de CV ADR	25,286,816
			71,698,160
		Netherlands: 6.9%
5,733,399		Aegon NV	67,028,325
600,500		Akzo Nobel NV	34,339,568
3,961,212		Koninklijke Ahold NV	45,070,262
846,179		SNS Reaal	14,161,604
1,603,300		Unilever NV	44,216,673
1,408,332		Wolters Kluwer NV	32,743,529
			237,559,961
		New Zealand: 0.9%
11,223,072		Telecom Corp. of New Zealand Ltd.	31,162,009
			31,162,009
		Portugal: 2.1%
6,516,376		Portugal Telecom SGPS SA	71,467,199
			71,467,199

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		South Korea: 4.9%
1,463,610		Korea Electric Power Corp.		$46,717,434
1,306,680	L	Korea Electric Power Corp. ADR		20,841,546
2,075,610	L	KT Corp. ADR		42,487,737
304,885		SK Telecom Co., Ltd.		58,112,490
				168,159,207
		Spain: 0.6%
795,902		Telefonica SA		20,651,671
				20,651,671
		Sweden: 2.6%
8,289,660		Telefonaktiebolaget LM Ericsson		86,991,415
				86,991,415
		Switzerland: 3.3%
5,057,600		STMicroelectronics NV		55,948,484
471,310		Swiss Reinsurance		29,309,017
86,800		Swisscom AG		27,985,169
				113,242,670
		Taiwan: 0.7%
53,875,655		United Microelectronics Corp.		24,923,420
				24,923,420
		United Kingdom: 17.5%
2,765,350		AstraZeneca PLC		134,405,405
3,284,691		Barclays PLC		22,304,413
2,807,000		British Sky Broadcasting PLC		25,159,044
5,498,151		GlaxoSmithKline PLC		128,163,044
3,440,560		HSBC Holdings PLC		56,899,756
51,009,626		ITV PLC		42,785,196
14,411,400		Kingfisher PLC		33,496,093
7,008,351		Marks & Spencer Group PLC		35,674,007
16,035,463		Royal Bank of Scotland Group PLC		66,532,201
10,458,831		WM Morrison Supermarkets PLC		53,352,560
				598,771,719
		Total Common Stock
		(Cost $3,679,589,261)		3,403,552,509

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.5%
		U.S. Government Agency Obligations: 0.7%
$24,140,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$24,138,914
		Total U.S. Government Agency Obligations
		(Cost $24,138,914)		24,138,914
		Securities Lending Collateral(cc): 5.8%
200,201,745		Bank of New York Mellon Corp. Institutional Cash Reserves		200,201,745
		Total Securities Lending Collateral
		(Cost $200,201,745)		200,201,745
		Total Short-Term Investments
		(Cost $224,340,659)		224,340,659
		Total Investments in Securities
		(Cost $3,903,929,920) *	105.9%	$3,627,893,168
		Other Assets and Liabilities - Net	(5.9)	(202,577,402)
		Net Assets	100.0%	$3,425,315,766

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for finanical statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$405,028,349
		Gross Unrealized Depreciation		(681,065,101)
		Net Unrealized Depreciation		$(276,036,752)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Banks	16.6%
Chemicals	1.0
Commercial Services	0.9
Computers	0.9
Diversified Financial Services	1.5
Electric	4.8
Electrical Components & Equipment	1.3
Electronics	2.7
Food	5.5
Home Furnishings	1.0
Insurance	7.4
Media	3.0
Miscellaneous Manufacturing	0.8
Pharmaceuticals	15.8
Retail	3.4
Semiconductors	4.3
Telecommunications	28.5
Short-Term Investments	6.5
Other Assets and Liabilities - Net	(5.9)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2008